AIRCRAFT - Owned and Leased (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
AIRCRAFT - Owned and Leased
Summary of aircraft fleet activity

	December 31, 2020	Additions	Removals	March 31, 2021
Passenger:
Owned	14	5	—	19
Finance leases	5	—	—	5
Operating leases	12	—	(5)	7
Sun Country Airlines' Fleet	31	5	(5)	31
Cargo:
Aircraft Operated for Amazon	12	—	—	12
Total Aircraft Operated	43	5	(5)	43

	December 31, 2019	Additions	Removals	March 31, 2020
Passenger:
Owned	5	3	—	8
Finance leases	10	—	—	10
Operating leases	14	—	(1)	13
Seasonal leases	2	—	(1)	1
Sun Country Airlines' Fleet	31	3	(2)	32

	December 31, 2019	Additions	Removals	December 31, 2020
Passenger:
Owned	5	9	—	14
Finance leases	10	—	(5)	5
Operating leases	14	—	(2)	12
Seasonal leases	2	—	(2)	—
Sun Country Airlines’ Fleet	31	9	(9)	31
Cargo Aircraft Operated for Amazon	—	12	—	12
Total Aircraft Operated	31	21	(9)	43

	December 31, 2018	Additions	Removals	December 31, 2019
Owned	3	2	—	5
Finance leases	5	5	—	10
Operating leases	19	—	(5)	14
Seasonal leases	3	2	(3)	2
Sun Country Airlines’ Fleet	30	9	(8)	31